Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases

Note 11. Leases

The Company’s leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its current external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.02 years, with a weighted-average discount rate of the 8.00%.

The Company incurred lease expense for its operating leases of $23,087 and $10,813, which was included in general and administrative expenses in the statements of operation for the three months ended September 30, 2022 and 2021, respectively, and $46,043 and $21,885 for the nine months ended September 30, 2022 and 2021, respectively. During the three months ended September 30, 2022 and 2021, the Company made cash lease payments of $23,087 and $10,813, and for the nine months ended September 30, 2022 and 2021, the Company made cash lease payments in the amount of $46,043 and $21,885, respectively. At September 30, 2022 and December 31, 2021, the operating lease right-of-use asset was $77,697 and $49,432, respectively, the current portion of operating lease liability was $68,740 and $39,148, respectively, and the noncurrent portion of the operating lease liability was $8,957 and $10,283, respectively.

The following table presents information about the future maturity of the lease liability under the Company’s operating leases as of September 30, 2022.

Maturity of Lease Liability	Amount
2022 (remainder of the year)	$22,488
2023	58,675
Total undiscounted lease payments	81,163
Less: Imputed interest	(3,466)
Present value of lease liabilities	$77,697
Weighted Average Remaining lease term (in years)	1.02

Note 12. Leases

The Company’s leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its current external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.25 years, with a weighted-average discount rate of the 8.00%.

The Company incurred lease expense for its operating leases of $31,266, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. During the year ended December 31, 2021, the Company made cash lease payments of $31,266. At December 31, 2021, the operating lease right-of-use asset was $49,432, the current portion of operating lease liability was $39,148, and the operating lease liability, net of current portion was $10,283.

The following table presents information about the future maturity of the lease liability under the Company’s operating leases as of December 31, 2021.

Maturity of Lease Liability	Amount
2022	$41,688
2023	10,420
Total undiscounted lease payments	52,108
Less: Imputed interest	(2,677)
Present value of lease liabilities	$49,431
Remaining lease term (in years)	1.25